UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $69,992 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106     5610   218700 SH       SOLE                   218700
AMERICAN TOWER CORP            CL A             029912201     6152   195114 SH       SOLE                   195114
AMERICAN WTR WKS CO INC NEW    COM              030420103     8689   453103 SH       SOLE                   453103
AMPHENOL CORP NEW              CL A             032095101     4583   144858 SH       SOLE                   144858
AVIS BUDGET GROUP              COM              053774105      684    12100 SH       SOLE                    12100
BLOCKBUSTER INC                CL A             093679108      603   914088 SH       SOLE                   914088
CNX GAS CORP                   COM              12618H309     1187    45200 SH       SOLE                    45200
DIREXION SHS ETF TR            DLY FINL BEAR 3X 25459W607      591   126800 SH       SOLE                   126800
HEARTLAND PMT SYS INC          COM              42235N108     1902   198729 SH       SOLE                   198729
HEWLETT PACKARD CO             COM              428236103     6899   178500 SH       SOLE                   178500
MASTERCARD INC                 CL A             57636Q104     6092    36411 SH       SOLE                    36411
MOLECULAR INSIGHT PHARM INC    COM              60852M104     2492   481925 SH       SOLE                   481925
NASDAQ OMX GROUP INC           COM              631103108     5931   278334 SH       SOLE                   278334
NATIONAL FUEL GAS CO N J       COM              636180101     4882   135300 SH       SOLE                   135300
NORTH AMERN ENERGY PARTNERS    COM              656844107     2309   379200 SH       SOLE                   379200
ORBCOMM INC                    COM              68555P100      309   175700 SH       SOLE                   175700
UNION PAC CORP                 COM              907818108     7871   151200 SH       SOLE                   151200
VISA INC                       COM CL A         92826C839     3206    51500 SH       SOLE                    51500